Capital management (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Long-term debt	$ 985,255	$ 981,030
Cash and cash equivalents	$ 396,146	$ 515,497	$ 356,499